Note 16 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
Note
16
- Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

A summary of the Company's financial instrument commitments at
December
31,
2018
and
2017
is as follows (in thousands):

	2018	2017
Commitments to originate loans	$17,593	$15,921
Unfunded commitments under lines of credit	14,569	19,162
Standby letters of credit	83	183

Commitments to extend credit are agreements to lend to a customer as long as there is no
violation of any condition established in the contract. Since the commitments may
expire without being drawn upon, the total commitment amounts do not
necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation. Collateral held varies, but includes principally residential and commercial real estate.

The Company leases its office at
501
Knowles Avenue in Southampton, Pennsylvania as well as other office facilities and equipment. The leases range in terms from one
year to
10
years, some of which include renewal options as well as specific provisions relating to rent increases.

Future minimum annual rental payments required under non-cancelable operating leases are as follows (in thousands):

Year	Rental Amount
2019	$102
2020	100
2021	101
2022	53
2023	38
Thereafter	138
Total	$532